Annual Fund Operating Expenses - PIMCO Global Advantage Strategy Bond Fund	Jul. 30, 2021
Institutional
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.04%	[1]
Total Annual Fund Operating Expenses	0.69%
A
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.04%	[1]
Total Annual Fund Operating Expenses	1.09%

[1]	“Other Expenses” include interest expense of 0.04%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Fund Operating Expenses are 0.65% and 1.05% for Institutional Class and Class A shares, respectively.